Shareholder Report, Holdings (Details) - C000005550	May 31, 2026
Top10HoldingU.S. Treasury BillsBNY-912797UU9
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Top10HoldingU.S. Treasury NotesBNY-91282CLA7
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Top10HoldingBNY MellonBNY-3379883N7
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Top10HoldingCitigroup Global MarketsBNY-1729954T6
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Top10HoldingCredit AgricoleBNY-2258961F6
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Top10HoldingState StreetBNY-3379898T7
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Top10HoldingRoyal Bank of CanadaBNY-7809777D0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Top10HoldingWells FargoBNY-9499862M4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Top10HoldingJPMorgan ChaseBNY-6169999W0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Top10HoldingRBC Dominion SecuritiesBNY-7809976R8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Other0BNY-912797UU9
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
0BNY-3379883N7
Holdings [Line Items]
Percent of Net Asset Value	60.50%
0BNY-912797UU9
Holdings [Line Items]
Percent of Net Asset Value	39.70%